Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	70.10%	68.10%
Debt securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	27.30%	29.60%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	2.60%	2.30%